Exhibit 99.1

World Omni Auto Receivables Trust 2014-A

Monthly Servicer Certificate

November 30, 2014

Dates Covered
Collections Period	11/01/14 - 11/30/14
Interest Accrual Period	11/17/14 - 12/14/14
30/360 Days	30
Actual/360 Days	28
Distribution Date	12/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/14	670,177,397.29	37,048
Yield Supplement Overcollateralization Amount at 10/31/14	14,148,713.67	0
Receivables Balance at 10/31/14	684,326,110.96	37,048
Principal Payments	20,689,289.52	1,375
Defaulted Receivables	1,135,027.38	45
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/14	13,561,271.33	0
Pool Balance at 11/30/14	648,940,522.73	35,628

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	888,543,023.50	47,331

Pool Factor	74.56%

Prepayment ABS Speed	1.34%

Overcollateralization Target Amount	29,202,323.52
Actual Overcollateralization	29,202,323.52

Weighted Average APR	3.90%
Weighted Average APR, Yield Adjusted	4.90%
Weighted Average Remaining Term	55.85

Delinquent Receivables:
Past Due 31-60 days	7,786,905.35	427
Past Due 61-90 days	2,449,171.92	122
Past Due 91 + days	364,057.90	19
Total	10,600,135.17	568

Total 31+ Delinquent as % Ending Pool Balance	1.63%

Recoveries	655,018.75

Aggregate Net Losses/(Gains) - November 2014	480,008.63
Current Net Loss Ratio (Annualized)	0.84%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.32%

Flow of Funds	$ Amount

Collections	23,407,852.69
Advances	10,750.58
Investment Earnings on Cash Accounts	967.71
Servicing Fee	(570,271.76)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	22,849,299.22

Distributions of Available Funds
(1) Class A Interest	424,804.86
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	26,715.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	20,281,215.20
(7) Distribution to Certificateholders	2,116,564.16
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	22,849,299.22

Servicing Fee	570,271.76
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	831,340,000.00
Original Class B	17,810,000.00

Total Class A & B
Note Balance @ 11/17/14	640,019,414.41
Principal Paid	20,281,215.20
Note Balance @ 12/15/14	619,738,199.21

Class A-1
Note Balance @ 11/17/14	5,869,414.41
Principal Paid	5,869,414.41
Note Balance @ 12/15/14	0.00
Note Factor @ 12/15/14	0.0000000%

Class A-2
Note Balance @ 11/17/14	257,000,000.00
Principal Paid	14,411,800.79
Note Balance @ 12/15/14	242,588,199.21
Note Factor @ 12/15/14	94.3922954%

Class A-3
Note Balance @ 11/17/14	257,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/14	257,000,000.00
Note Factor @ 12/15/14	100.0000000%

Class A-4
Note Balance @ 11/17/14	102,340,000.00
Principal Paid	0.00
Note Balance @ 12/15/14	102,340,000.00
Note Factor @ 12/15/14	100.0000000%

Class B
Note Balance @ 11/17/14	17,810,000.00
Principal Paid	0.00
Note Balance @ 12/15/14	17,810,000.00
Note Factor @ 12/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	451,519.86
Total Principal Paid	20,281,215.20
Total Paid	20,732,735.06

Class A-1
Coupon	0.20000%
Interest Paid	913.02
Principal Paid	5,869,414.41
Total Paid to A-1 Holders	5,870,327.43

Class A-2
Coupon	0.43000%
Interest Paid	92,091.67
Principal Paid	14,411,800.79
Total Paid to A-2 Holders	14,503,892.46

Class A-3
Coupon	0.94000%
Interest Paid	201,316.67
Principal Paid	0.00
Total Paid to A-3 Holders	201,316.67

Class A-4
Coupon	1.53000%
Interest Paid	130,483.50
Principal Paid	0.00
Total Paid to A-4 Holders	130,483.50

Class B
Coupon	1.80000%
Interest Paid	26,715.00
Principal Paid	0.00
Total Paid to B Holders	26,715.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5317316
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.8841373
Total Distribution Amount	24.4158689

A-1 Interest Distribution Amount	0.0042466
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	27.2996019
Total A-1 Distribution Amount	27.3038485

A-2 Interest Distribution Amount	0.3583333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	56.0770459
Total A-2 Distribution Amount	56.4353792

A-3 Interest Distribution Amount	0.7833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.7833333

A-4 Interest Distribution Amount	1.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2750000

B Interest Distribution Amount	1.5000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.5000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 10/31/14	83,816.24
Balance as of 11/30/14	94,566.82
Change	10,750.58

Reserve Account
Balance as of 11/17/14	2,171,744.40
Investment Earnings	74.69
Investment Earnings Paid	(74.69)
Deposit/(Withdrawal)	-
Balance as of 12/15/14	2,171,744.40
Change	-

Required Reserve Amount	2,171,744.40